IMPAIRMENT - Schedule of impairment expense in cash generating units (CGUs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT
Impairment	$ 90,615	$ 182,842
San Jose, after-tax
IMPAIRMENT
Impairment	$ 90,600